Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
Cash flows from operating activities
Net loss	$ (10,103,000)	$ (8,486,000)
Adjustments to reconcile net loss to net cash (used in), provided by operating activities:
Depreciation	96,000	125,000
Reduction in SMCB loan in exchange for services	304,000
Gain on allowance for credit loss	(439,000)
Change in fair value of warrant liability	6,468,000
Provision for estimated cost of returns	1,528,000	1,301,000
Provision for inventory obsolescence	4,000
Credit losses	3,000	14,000
Impairment expense		3,878,000
Reserve for sales returns	(2,834,000)	(1,217,000)
Stock based compensation	47,000	36,000
Changes in operating assets and liabilities:
Accounts receivable	2,372,000	4,945,000
Due from banks		(187,000)
Accounts receivable - related parties	88,000	(145,000)
Inventories	(551,000)	(38,000)
Prepaid expenses and other current assets	(722,000)	69,000
Other non-current assets	523,000	(64,000)
Accounts payable	(2,184,000)	(3,940,000)
Accrued expenses	(1,147,000)	(771,000)
Refunds due to customers	1,194,000	(649,000)
Other liabilities	(83,000)	(281,000)
Net cash (used in) provided by operating activities	(5,436,000)	(5,410,000)
Cash flows from investing activities
Purchase of property and equipment	(22,000)	(6,000)
Repurchase of shares of common stock	(758,000)
Cash received from acquisition of SMCB	593,000
Advances to SMCB	(1,172,000)
Net cash used in investing activities	(1,359,000)	(6,000)
Cash flows from financing activities
Proceeds from issuance of promissory notes, net	379,000
Other		(42,000)
Net cash provided by financing activities	379,000	(42,000)
Net change in cash	(6,416,000)	(5,458,000)
Cash at beginning of year	7,550,000	6,703,000		$ 6,703,000
Cash at end of period	1,134,000	1,245,000	$ 6,703,000	7,550,000
Supplemental disclosures of cash flow information:
Cash paid for interest	43,000	40,000
Non-Cash investing and financing cash flow information:
Reclassification of Series A warrants to equity	7,857,000
Common stock and subsidiary interests issued for purchase of SemiCab Inc	15,214,000
Common stock issued for acquisition of SMCB	316,000
Promissory note issued for acquisition of SMCB	1,750,000
Previously Reported [Member]
Cash flows from operating activities
Net loss			(6,398,000)	(24,367,000)
Adjustments to reconcile net loss to net cash (used in), provided by operating activities:
Depreciation			287,000	192,000
Amortization of intangible assets				30,000
Impairment of goodwill from purchase of SemiCab Inc				3,592,000
Impairment on note receivable - SCMB				439,000
Reduction in SMCB loan in exchange for services				637,000
Change in fair value of warrant liability				(334,000)
Loss on issuance of warrants				8,889,000
Amortization of debt discount and issuance costs				1,520,000
Provision for estimated cost of returns			(1,364,000)	299,000
Provision for inventory obsolescence			1,798,000	918,000
Credit losses			8,000	14,000
Non-cash effect on termination of operating lease				(280,000)
Net gain from disposal of property and equipment			(44,000)
Reserve for sales returns			2,490,000	(35,000)
Stock based compensation			110,000	630,000
Amortization of right of use assets			510,000	236,000
Changes in operating assets and liabilities:
Accounts receivable			(5,241,000)	3,114,000
Accounts receivable - related parties			(30,000)	57,000
Inventories			415,000	3,767,000
Prepaid expenses and other current assets			215,000	29,000
Other non-current assets			76,000
Accounts payable			5,847,000	(4,540,000)
Accrued expenses			348,000	(1,076,000)
Prepaids from customers			103,000
Refunds due to customers			1,743,000	(2,392,000)
Operating lease liabilities			(462,000)	105,000
Net cash (used in) provided by operating activities			411,000	(8,556,000)
Cash flows from investing activities
Purchase of property and equipment			(68,000)	(70,000)
Pre Acquistion advances to SemiCab				(415,000)
Cash received from purchase of SemiCab Inc				17,000
Disposal of property and equipment			54,000
Advances to SMCB				(1,777,000)
Net cash used in investing activities			(14,000)	(2,245,000)
Cash flows from financing activities
Proceeds from sale of common stock and warrants, net of offering costs			3,529,000	12,932,000
Payments on merchant cash advances payable				(631,000)
Proceeds from issuance of senior secured notes, net of discounts				2,000,000
Payment of senior secured notes				(2,353,000)
Payment of debt issuance costs				(225,000)
Other			(118,000)	(75,000)
Net cash provided by financing activities			3,411,000	11,648,000
Net change in cash			3,808,000	847,000
Cash at beginning of year	$ 7,550,000	$ 6,703,000	2,895,000	6,703,000
Cash at end of period			6,703,000	7,550,000
Supplemental disclosures of cash flow information:
Cash paid for interest			44,000	591,000
Non-Cash investing and financing cash flow information:
Common stock and subsidiary interests issued for purchase of SemiCab Inc				568,000
Right of use assets exchanged for lease liabilities			3,874,000	136,000
Issuance of common stock with debt				943,000
Repurchase of common shares - related parties				758,000
Effect of extinguishment of advances to SemiCab Inc.				$ 415,000